Supplemental cash flow information	12 Months Ended
Mar. 31, 2023
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Supplemental cash flow information
33. Supplemental cash flow information
“Other, net” in cash flows from investing activities includes a net decrease in time deposits of ¥2,070,726 million and a net decrease in time deposits of ¥307,970 million for the year ended March 31, 2022 and 2023, respectively.